Share-based payments (Tables)	6 Months Ended
Jun. 30, 2018
Share-Based Payment Arrangements [Abstract]
Disclosure of detail as to expenses recorded within the profit and loss with respect to the LTIP
The following table details the costs charged to the income statement with respect to the 2015 Plan, 2016 Plan and 2017 Plan.

	USD k
	For the Six Months Ended Jun 30,
	2018	2017
Expense arising from equity-settled share based payment transactions (2015 Plan)	777	1,241
Expense arising from equity-settled share based payment transactions (2016 Plan)	2,253	1,968
Expense arising from equity-settled share based payment transactions (2017 Plan)	2,360	—
Expenses arising form equity-settled share based 2018 incentive	563	—
Total expenses	5,953	3,209

Disclosure of the number of and movements in PSUs
The following table illustrates the number of, and movements in, performance share units ("PSUs") during the period.

	2015 Plan		2016 Plan		2017 Plan		Total
	Number of PSUs		Number of PSUs		Number of PSUs		Number of PSUs
	2018	2017	2018	2017	2018	2017	2018	2017
Outstanding at January 1,	452,816	454,959	686,038	690,279	472,040		1,610,894	1,145,238
Granted during the period	—	—	113	—	830		943	—
Forfeited during the period	(5,694)	(1,515)	(8,544)	(4,241)	(5,521)		(19,759)	(5,756)
Vested during the period	(447,122)	—	—	—	—		(447,122)	—
Outstanding at June 30,	—	453,444	677,607	686,038	467,349	—	1,144,956	1,139,482

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The following table lists the inputs to the model used for the grant date fair values of the 2015 Plan, 2016 Plan and 2017 Plan.

	2015 Plan	2016 Plan	2017 Plan
Dividend Yield (%)	2.14%	2.23%	1.88%
Expected Volatility OEC (%)	25.16%	32.07%	33.77%
Expected Volatility Peer Group (%)	13.90%	18.12%	17.30%
Correlation	0.5234	0.4952	0.4574
Risk-free interest rate (%)	0.90%	0.76%	1.45%
Model used	Monte Carlo	Monte Carlo	Monte Carlo
Weighted average fair value of PSUs granted in USD	17.41	17.21	24.89